Condensed Consolidating Financial Information (Notes)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Condensed Consolidating Financial Information

(20)	Condensed Consolidating Financial Information
The following tables set forth the condensed consolidating financial statements of the Company. These financial statements are included as a result of the guarantee arrangements relating to our 7.25% Senior Notes. The 7.25% Senior Notes are jointly and severally guaranteed on an unsecured basis by each of the Company’s wholly owned U.S. subsidiaries other than its U.S. foreign subsidiary holding companies. The guarantees are full and unconditional and each of the Subsidiary Guarantors is wholly owned, directly or indirectly, by the Company. These condensed consolidating financial statements have been prepared from the Company’s financial information on the same basis of accounting as the Company’s consolidated financial statements.
The following condensed consolidating financial statements present balance sheets, statements of operations, statements of comprehensive income or loss and statements of cash flows of (1) the Company (“Parent”), (2) the Subsidiary Guarantors, (3) subsidiaries of the Company that are not guarantors (the “Non-Guarantor Subsidiaries”), (4) elimination entries necessary to consolidate the Company, the Subsidiary Guarantors and the Non-Guarantor Subsidiaries and (5) the Company on a consolidated basis. The eliminating adjustments primarily reflect inter-company transactions, such as accounts receivable and payable, advances, royalties and profit in inventory eliminations. We have not presented separate notes and other disclosures concerning the Subsidiary Guarantors as we have determined that any material information that would be disclosed in such notes is available in the notes to the Company’s consolidated financial statements.
The condensed consolidating balance sheets as of December 31, 2013 and 2012 have been retrospectively adjusted to reflect our adoption of new guidance for the presentation of unrecognized tax benefits. See Note 3.
Condensed Consolidating Balance Sheet
December 31, 2013
(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Assets
Current assets:
Cash and cash equivalents	$—	$2.5	$133.1	$—	$135.6
Compensating cash balance	—	—	25.9	—	25.9
Trade accounts receivable, net	—	6.8	578.8	—	585.6
Inventories	—	158.9	206.2	—	365.1
Other current assets	0.8	30.8	72.0	—	103.6
Intercompany receivables	67.0	434.6	5.9	(507.5)	—
Total current assets	67.8	633.6	1,021.9	(507.5)	1,215.8
Property and equipment, net	—	118.6	129.0	—	247.6
Goodwill	—	916.5	1,010.0	—	1,926.5
Other intangible assets, net	—	944.6	779.9	—	1,724.5
Deferred income taxes	212.0	—	7.3	(212.0)	7.3
Investment in subsidiaries	2,954.6	1,955.7	—	(4,910.3)	—
Other assets	22.0	58.4	6.9	—	87.3
Intercompany loans	1,028.1	92.3	464.8	(1,585.2)	—
Total assets	$4,284.5	$4,719.7	$3,419.8	$(7,215.0)	$5,209.0
Liabilities, Redeemable Equity Units and Stockholders’ Equity
Current liabilities:
Current portion of debt and capital lease obligations	$26.8	$1.1	$43.1	$—	$71.0
Accounts payable	—	220.9	241.8	—	462.7
Accrued expenses	19.4	54.8	137.9	—	212.1
Intercompany payables	0.1	23.9	483.5	(507.5)	—
Total current liabilities	46.3	300.7	906.3	(507.5)	745.8
Long-term debt and capital lease obligations	2,645.8	0.7	136.9	—	2,783.4
Other long-term liabilities	0.2	25.8	111.3	—	137.3
Deferred income taxes	—	438.2	219.9	(212.0)	446.1
Intercompany loans	495.8	1,000.5	88.9	(1,585.2)	—
Total liabilities	3,188.1	1,765.9	1,463.3	(2,304.7)	4,112.6
Redeemable equity units	41.1	—	—	—	41.1
Total stockholders’ equity	1,055.3	2,953.8	1,956.5	(4,910.3)	1,055.3
Total liabilities, redeemable equity units and stockholders’ equity	$4,284.5	$4,719.7	$3,419.8	$(7,215.0)	$5,209.0
Condensed Consolidating Balance Sheet
December 31, 2012
(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Assets
Current assets:
Cash and cash equivalents	$1.2	$3.3	$135.3	$—	$139.8
Compensating cash balance	—	—	246.9	—	246.9
Trade accounts receivable, net	—	—	596.9	—	596.9
Inventories	—	145.2	184.8	—	330.0
Other current assets	1.9	28.6	67.2	—	97.7
Intercompany receivables	45.9	324.6	3.3	(373.8)	—
Total current assets	49.0	501.7	1,234.4	(373.8)	1,411.3
Property and equipment, net	—	114.7	119.4	—	234.1
Goodwill	—	924.6	952.8	—	1,877.4
Other intangible assets, net	—	1,008.8	778.4	—	1,787.2
Deferred income taxes	179.1	—	11.8	(179.1)	11.8
Investment in subsidiaries	2,776.3	1,801.0	—	(4,577.3)	—
Other assets	28.2	44.4	7.6	—	80.2
Intercompany loans	1,046.7	116.3	221.7	(1,384.7)	—
Total assets	$4,079.3	$4,511.5	$3,326.1	$(6,514.9)	$5,402.0
Liabilities, Redeemable Equity Units and Stockholders’ Equity
Current liabilities:
Current portion of debt and capital lease obligations	$130.6	$0.1	$262.8	$—	$393.5
Accounts payable	—	189.3	223.1	—	412.4
Accrued expenses	27.5	57.2	117.4	—	202.1
Intercompany payables	4.2	12.9	356.7	(373.8)	—
Total current liabilities	162.3	259.5	960.0	(373.8)	1,008.0
Long-term debt and capital lease obligations	2,621.6	1.8	131.7	—	2,755.1
Other long-term liabilities	0.4	28.3	112.5	—	141.2
Deferred income taxes	—	419.2	223.6	(179.1)	463.7
Intercompany loans	261.0	1,027.2	96.5	(1,384.7)	—
Total liabilities	3,045.3	1,736.0	1,524.3	(1,937.6)	4,368.0
Redeemable equity units	41.4	—	—	—	41.4
Total stockholders’ equity	992.6	2,775.5	1,801.8	(4,577.3)	992.6
Total liabilities, redeemable equity units and stockholders’ equity	$4,079.3	$4,511.5	$3,326.1	$(6,514.9)	$5,402.0

Condensed Consolidating Statement of Operations
Year Ended December 31, 2013
(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net sales	$—	$2,075.3	$2,158.5	$(46.0)	$4,187.8
Cost of goods sold	—	1,559.6	1,477.9	(46.0)	2,991.5
Gross profit	—	515.7	680.6	—	1,196.3
Selling, general and administrative expenses	2.9	439.9	564.3	(64.8)	942.3
Operating (loss) income	(2.9)	75.8	116.3	64.8	254.0
Interest expense, net of interest income(1)	(148.8)	(29.6)	(12.3)	—	(190.7)
Other income (expense), net	(34.9)	25.7	35.2	(64.8)	(38.8)
Loss on extinguishment of long-term debt	(2.0)	—	—	—	(2.0)
(Loss) income before income taxes and equity in earnings of subsidiaries	(188.6)	71.9	139.2	—	22.5
Income tax benefit (provision)	76.2	(46.7)	(37.9)	—	(8.4)
Equity in earnings of subsidiaries, net of tax	126.5	101.3	—	(227.8)	—
Net income	$14.1	$126.5	$101.3	$(227.8)	$14.1

(1)
The Parent’s net interest expense for the year ended December 31, 2013 of $148.8 million relates to long-term debt of approximately $2.6 billion, net of interest income associated with inter-company loans of $1.0 billion. The Parent is substantially dependent on dividends, interest income, or other distributions from its subsidiary companies to fund the cash interest expense on its long-term debt obligations. The Parent may draw on its existing revolving credit facility (a component of the Senior Secured Credit Facility) to fund certain portions of the cash interest expense on its long-term debt obligations.

Condensed Consolidating Statement of Operations
Year Ended December 31, 2012
(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net sales	$—	$2,101.4	$2,064.8	$(36.8)	$4,129.4
Cost of goods sold	—	1,569.9	1,428.9	(36.8)	2,962.0
Gross profit	—	531.5	635.9	—	1,167.4
Selling, general and administrative expenses	3.0	457.1	518.5	(63.2)	915.4
Operating (loss) income	(3.0)	74.4	117.4	63.2	252.0
Interest expense, net of interest income	(154.4)	(31.2)	(13.9)	—	(199.5)
Other income (expense), net	(18.2)	31.4	34.9	(63.2)	(15.1)
Loss on extinguishment of long-term debt	(25.5)	—	—	—	(25.5)
(Loss) income before income taxes and equity in earnings of subsidiaries	(201.1)	74.6	138.4	—	11.9
Income tax benefit (provision)	79.2	(44.9)	(42.4)	—	(8.1)
Equity in earnings of subsidiaries, net of tax	125.7	96.0	—	(221.7)	—
Net income	$3.8	$125.7	$96.0	$(221.7)	$3.8
Condensed Consolidating Statement of Operations
Year Ended December 31, 2011
(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net sales	$—	$2,138.9	$2,041.6	$(19.4)	$4,161.1
Cost of goods sold	—	1,594.8	1,406.2	(19.4)	2,981.6
Gross profit	—	544.1	635.4	—	1,179.5
Selling, general and administrative expenses	3.0	450.0	503.3	(46.0)	910.3
Impairment of intangible assets	—	3.3	—	—	3.3
Operating (loss) income	(3.0)	90.8	132.1	46.0	265.9
Interest expense, net of interest income	(159.2)	(34.5)	(5.9)	—	(199.6)
Other income (expense), net	25.0	30.0	12.8	(46.0)	21.8
(Loss) income before income taxes and equity in earnings of subsidiaries	(137.2)	86.3	139.0	—	88.1
Income tax benefit (provision)	56.7	(53.6)	(33.5)	—	(30.4)
Equity in earnings of subsidiaries, net of tax	138.2	105.5	—	(243.7)	—
Net income	$57.7	$138.2	$105.5	$(243.7)	$57.7

Condensed Consolidating Statement of Comprehensive Income or Loss
Year Ended December 31, 2013
(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net income	$14.1	$126.5	$101.3	$(227.8)	$14.1
Other comprehensive income (loss), net of taxes:
Foreign currency translation:
Net unrealized gain arising during the period	40.6	40.6	40.6	(81.2)	40.6
Derivative instruments:
Net unrealized gain arising during the period	2.6	2.6	2.6	(5.2)	2.6
Reclassification of gains into earnings	(3.4)	(4.0)	(4.0)	8.0	(3.4)
Defined benefit plans:
Net unrealized gain arising during the period	10.6	10.6	5.4	(16.0)	10.6
Reclassification of actuarial losses into earnings	1.5	1.5	1.5	(3.0)	1.5
Other comprehensive income	51.9	51.3	46.1	(97.4)	51.9
Comprehensive income	$66.0	$177.8	$147.4	$(325.2)	$66.0

Condensed Consolidating Statement of Comprehensive Income or Loss
Year Ended December 31, 2012
(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net income	$3.8	$125.7	$96.0	$(221.7)	$3.8
Other comprehensive income, net of taxes:
Foreign currency translation:
Net unrealized gain arising during the period	35.3	35.3	35.3	(70.6)	35.3
Derivative instruments:
Net unrealized gain arising during the period	0.5	0.5	0.5	(1.0)	0.5
Reclassification of losses into earnings	3.4	1.4	1.4	(2.8)	3.4
Defined benefit plans:
Net unrealized loss arising during the period	(9.2)	(9.2)	(15.3)	24.5	(9.2)
Reclassification of actuarial losses into earnings	0.8	0.8	0.8	(1.6)	0.8
Other comprehensive income	30.8	28.8	22.7	(51.5)	30.8
Comprehensive income	$34.6	$154.5	$118.7	$(273.2)	$34.6

Condensed Consolidating Statement of Comprehensive Income or Loss
Year Ended December 31, 2011
(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net income	$57.7	$138.2	$105.5	$(243.7)	$57.7
Other comprehensive loss, net of taxes:
Foreign currency translation:
Net unrealized loss arising during the period	(50.0)	(50.0)	(50.0)	100.0	(50.0)
Derivative instruments:
Net unrealized loss arising during the period	(1.5)	(1.5)	(1.5)	3.0	(1.5)
Reclassification of losses into earnings	4.6	1.6	1.6	(3.2)	4.6
Defined benefit plans:
Net unrealized loss arising during the period	(13.8)	(13.8)	(5.4)	19.2	(13.8)
Reclassification of actuarial losses into earnings	0.3	0.3	0.4	(0.7)	0.3
Other comprehensive loss	(60.4)	(63.4)	(54.9)	118.3	(60.4)
Comprehensive loss	$(2.7)	$74.8	$50.6	$(125.4)	$(2.7)
Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2013
(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net cash (used in) provided by operating activities	$(144.6)	$31.4	$314.1	$—	$200.9
Cash flows from investing activities:
Intercompany investing transactions	268.6	288.9	—	(557.5)	—
Acquisitions of businesses	—	(32.5)	(11.9)	—	(44.4)
Capital expenditures	—	(20.3)	(25.0)	—	(45.3)
Proceeds from sales of property and equipment	—	0.2	—	—	0.2
Net cash provided by (used in) investing activities	268.6	236.3	(36.9)	(557.5)	(89.5)
Cash flows from financing activities:
Intercompany financing transactions	—	(268.6)	(288.9)	557.5	—
Proceeds from debt	371.1	—	65.4	—	436.5
Repayment of debt	(489.2)	—	(57.5)	—	(546.7)
Other financing activities, net	(7.1)	0.1	(0.7)	—	(7.7)
Net cash used in financing activities	(125.2)	(268.5)	(281.7)	557.5	(117.9)
Effect of exchange rate changes on cash	—	—	2.3	—	2.3
Net decrease in cash and cash equivalents	(1.2)	(0.8)	(2.2)	—	(4.2)
Cash and cash equivalents beginning of period	1.2	3.3	135.3	—	139.8
Cash and cash equivalents end of period	$—	$2.5	$133.1	$—	$135.6
Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2012
(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net cash (used in) provided by operating activities	$(178.7)	$93.3	$120.1	$—	$34.7
Cash flows from investing activities:
Intercompany investing transactions	114.5	37.7	—	(152.2)	—
Acquisitions of businesses	—	(11.2)	(102.1)	—	(113.3)
Capital expenditures	—	(35.5)	(16.3)	—	(51.8)
Proceeds from sales of property and equipment	—	3.0	—	—	3.0
Other investing activities, net	—	1.2	—	—	1.2
Net cash provided by (used in) investing activities	114.5	(4.8)	(118.4)	(152.2)	(160.9)
Cash flows from financing activities:
Intercompany financing transactions	—	(114.5)	(37.7)	152.2	—
Proceeds from debt	1,321.7	—	102.4	—	1,424.1
Repayment of debt	(1,212.4)	(0.2)	(74.4)	—	(1,287.0)
Other financing activities, net	(43.9)	(0.7)	5.8	—	(38.8)
Net cash provided by (used in) financing activities	65.4	(115.4)	(3.9)	152.2	98.3
Effect of exchange rate changes on cash	—	—	3.1	—	3.1
Net increase (decrease) in cash and cash equivalents	1.2	(26.9)	0.9	—	(24.8)
Cash and cash equivalents beginning of period	—	30.2	134.4	—	164.6
Cash and cash equivalents end of period	$1.2	$3.3	$135.3	$—	$139.8

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2011
(in millions)

	Parent	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Company
Net cash (used in) provided by operating activities	$(164.3)	$192.0	$111.6	$—	$139.3
Cash flows from investing activities:
Intercompany investing transactions	198.0	107.5	—	(305.5)	—
Acquisitions of businesses	(28.9)	(62.2)	(77.4)	—	(168.5)
Capital expenditures	—	(28.5)	(14.0)	—	(42.5)
Proceeds from sales of property and equipment	—	—	1.8	—	1.8
Net cash provided by (used in) investing activities	169.1	16.8	(89.6)	(305.5)	(209.2)
Cash flows from financing activities:
Intercompany financing transactions	—	(198.0)	(107.5)	305.5	—
Proceeds from debt	440.9	—	104.2	—	545.1
Repayment of debt	(458.8)	(0.3)	(1.7)	—	(460.8)
Other financing activities, net	12.7	9.2	(15.9)	—	6.0
Net cash (used in) provided by financing activities	(5.2)	(189.1)	(20.9)	305.5	90.3
Effect of exchange rate changes on cash	—	—	2.1	—	2.1
Net (decrease) increase in cash and cash equivalents	(0.4)	19.7	3.2	—	22.5
Cash and cash equivalents beginning of period	0.4	10.5	131.2	—	142.1
Cash and cash equivalents end of period	$—	$30.2	$134.4	$—	$164.6